Taxes (Details) - Schedule of Movement of Net Deferred Tax Liabilities and Assets - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Net Deferred Tax Liabilities and Assets [Abstract]
Balance at beginning of the period	$ (246,893)	$ 6,143
Current period reduction (addition)	20,846	(156,674)
Foreign exchange difference	1,464	(301)
Balance at end of the period	$ (224,583)	$ (150,832)